INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred income tax asset	$ 3,597,000	$ 3,326,000
Valuation allowance	$ (3,597,000)	$ (3,326,000)
Deferred income tax assets, Total